Expense Example - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2035 Portfolio - VIP Investor Freedom 2035 Portfolio	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 62
3 years	195
5 years	340
10 years	$ 762